Related Party Transactions (Detail) - USD ($)				1 Months Ended			3 Months Ended	9 Months Ended
	Apr. 07, 2017	Apr. 06, 2017	Dec. 28, 2016	Apr. 18, 2017	Dec. 31, 2016	Dec. 28, 2016	Sep. 30, 2017	Sep. 30, 2017
Related Party Transactions (Textual)
Stock issued shares				562,500		4,312,500
Shares of common stock that were subject to forfeiture					562,500			562,500
Sale price per share					$ 10.00		$ 10.00	$ 10.00
Sponsor fees					$ 13,491			$ 204,923
Working capital loans					1,500,000		$ 1,500,000	1,500,000
Repayment of advances from related parties								216,452
Advances from related parties					13,491		1,962	1,962
Administrative Services Agreement [Member]
Related Party Transactions (Textual)
Sponsor fees	$ 10,000				$ 10,000		30,000	60,000
Accounts payable and accrued expenses							$ 41,137	$ 41,137
IPO [Member]
Related Party Transactions (Textual)
Shares of common stock that were subject to forfeiture			562,500			562,500
Sponsor rate of interest			20.00%			20.00%
Sale price per share			$ 12.50			$ 12.50
Stockholders' equity note, stock split			20 trading days within any 30-trading day period commencing 150 days after a Business Combination, and the remaining 50% of its Founder Shares will not be transferred, assigned or sold until one year after the date of the consummation of a Business Combination.			20 trading days within any 30-trading day period commencing 150 days after a Business Combination, and the remaining 50% of its Founder Shares will not be transferred, assigned or sold until one year after the date of the consummation of a Business Combination.
Class F Common stock
Related Party Transactions (Textual)
Stock issued shares		4,312,500	3,593,750			3,593,750
Stock issued value			$ 25,000			$ 25,000
Scenario, Previously Reported [Member] | IPO [Member]
Related Party Transactions (Textual)
Sponsor rate of interest			22.10%			22.10%